Geographic Revenue Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Europe USD ($)	Dec. 31, 2011 Europe CNY	Dec. 31, 2010 Europe CNY	Dec. 31, 2009 Europe CNY	Dec. 31, 2011 Germany USD ($)	Dec. 31, 2011 Germany CNY	Dec. 31, 2010 Germany CNY	Dec. 31, 2009 Germany CNY	Dec. 31, 2011 Spain USD ($)	Dec. 31, 2011 Spain CNY	Dec. 31, 2010 Spain CNY	Dec. 31, 2009 Spain CNY	Dec. 31, 2011 France USD ($)	Dec. 31, 2011 France CNY	Dec. 31, 2010 France CNY	Dec. 31, 2009 France CNY	Dec. 31, 2011 Italy USD ($)	Dec. 31, 2011 Italy CNY	Dec. 31, 2010 Italy CNY	Dec. 31, 2009 Italy CNY	Dec. 31, 2011 Belgium USD ($)	Dec. 31, 2011 Belgium CNY	Dec. 31, 2009 Belgium CNY	Dec. 31, 2011 Holland USD ($)	Dec. 31, 2011 Holland CNY	Dec. 31, 2010 Holland CNY	Dec. 31, 2009 Holland CNY	Dec. 31, 2011 Czech USD ($)	Dec. 31, 2011 Czech CNY	Dec. 31, 2010 Czech CNY	Dec. 31, 2009 Czech CNY	Dec. 31, 2010 Cyprus CNY	Dec. 31, 2009 Cyprus CNY	Dec. 31, 2011 Greece USD ($)	Dec. 31, 2011 Greece CNY	Dec. 31, 2010 Greece CNY	Dec. 31, 2009 Greece CNY	Dec. 31, 2011 England USD ($)	Dec. 31, 2011 England CNY	Dec. 31, 2010 England CNY	Dec. 31, 2009 England CNY	Dec. 31, 2011 Other European countries USD ($)	Dec. 31, 2011 Other European countries CNY	Dec. 31, 2010 Other European countries CNY	Dec. 31, 2009 Other European countries CNY	Dec. 31, 2011 PRC (excluding HK SAR, Macau and Taiwan) USD ($)	Dec. 31, 2011 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2010 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2009 PRC (excluding HK SAR, Macau and Taiwan) CNY	Dec. 31, 2010 HK SAR CNY	Dec. 31, 2009 HK SAR CNY	Dec. 31, 2011 United States of America USD ($)	Dec. 31, 2011 United States of America CNY	Dec. 31, 2010 United States of America CNY	Dec. 31, 2009 United States of America CNY	Dec. 31, 2011 Japan USD ($)	Dec. 31, 2011 Japan CNY	Dec. 31, 2010 Japan CNY	Dec. 31, 2009 Japan CNY	Dec. 31, 2011 South Korea USD ($)	Dec. 31, 2011 South Korea CNY	Dec. 31, 2010 South Korea CNY	Dec. 31, 2009 South Korea CNY	Dec. 31, 2011 Other countries USD ($)	Dec. 31, 2011 Other countries CNY	Dec. 31, 2010 Other countries CNY	Dec. 31, 2009 Other countries CNY
Geographical Revenue Information
Total net revenues	$ 2,332,094	14,677,965	12,499,987	7,254,869	$ 1,440,964	9,069,292	10,306,465	6,492,643	$ 1,047,857	6,595,109	7,078,239	4,575,675	$ 81,310	511,757	704,355	431,520	$ 55,944	352,107	236,522	99,915	$ 111,321	700,646	853,788	445,861	$ 11,159	70,236	163,091	$ 35,338	222,413	471,889	348,710	$ 1,573	9,899	286,901	174,405	5,264	162,064	$ 33,443	210,487	453,050	76,984	$ 36,086	227,122	174,875	9,331	$ 26,933	169,516	41,582	5,087	$ 518,263	3,261,886	745,917	328,505	16,500	56,862	$ 339,570	2,137,219	1,216,962	147,383	$ 8,141	51,236	22,854	1,819	$ 2,071	13,036	154,769	218,135	$ 23,085	145,296	36,520	9,522